Written Put Option - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Dec. 07, 2021	Dec. 06, 2021	Dec. 31, 2021
Derivative [Line Items]
Escrow deposit	$ 101,021
Fair value of derivative liability	$ 11,371
Derivative liabilities			$ 44,827
Funds held in the escrow accounts unavailability term	3 months
Derivative loss			$ 33,456
Forward Share Purchase Agreements
Derivative [Line Items]
Earnout period, holding term		3 months
Earnout period, stock price trigger (usd per share)		$ 10.15
Forward Share Purchase Agreements | Derivative Instrument, Period, One
Derivative [Line Items]
Earnout period, stock price trigger (usd per share)		10.15
Forward Share Purchase Agreements | Derivative Instrument, Period, Two
Derivative [Line Items]
Earnout period, stock price trigger (usd per share)		10.00
Forward Share Purchase Agreements | Derivative Instrument, Period, Three
Derivative [Line Items]
Earnout period, stock price trigger (usd per share)		10.05
Earnout stock price overage (usd per shares)		$ 0.05